Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill Related to Continuing Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,914,700,000	$ 9,964,100,000
Accumulated impairment losses, Beginning Balance	(1,334,500,000)	(1,044,700,000)
Goodwill, net of accumulated impairment losses, Beginning Balance	8,580,200,000	8,919,400,000
Purchase accounting adjustments		900,000
Acquisitions	215,000,000	48,300,000
Currency translation	23,300,000	(98,600,000)
Impairment		(289,800,000)	$ 0
Goodwill, Ending Balance	10,153,000,000	9,914,700,000	9,964,100,000
Accumulated impairment losses, Ending Balance	(1,334,500,000)	(1,334,500,000)	(1,044,700,000)
Goodwill, net of accumulated impairment losses, Ending Balance	8,818,500,000	8,580,200,000	8,919,400,000
Americas [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,043,300,000	8,045,800,000
Accumulated impairment losses, Beginning Balance	(7,700,000)	(7,700,000)
Goodwill, net of accumulated impairment losses, Beginning Balance	8,035,600,000	8,038,100,000
Purchase accounting adjustments		900,000
Acquisitions	201,400,000	48,300,000
Currency translation	28,800,000	(51,700,000)
Goodwill, Ending Balance	8,273,500,000	8,043,300,000	8,045,800,000
Accumulated impairment losses, Ending Balance	(7,700,000)	(7,700,000)	(7,700,000)
Goodwill, net of accumulated impairment losses, Ending Balance	8,265,800,000	8,035,600,000	8,038,100,000
EMEA [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,326,800,000	1,354,300,000
Accumulated impairment losses, Beginning Balance	(1,326,800,000)	(1,037,000,000)
Goodwill, net of accumulated impairment losses, Beginning Balance		317,300,000
Currency translation		(27,500,000)
Impairment		(289,800,000)
Goodwill, Ending Balance	1,326,800,000	1,326,800,000	1,354,300,000
Accumulated impairment losses, Ending Balance	(1,326,800,000)	(1,326,800,000)	(1,037,000,000)
Goodwill, net of accumulated impairment losses, Ending Balance			317,300,000
Asia Pacific [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	544,600,000	564,000,000
Goodwill, net of accumulated impairment losses, Beginning Balance	544,600,000	564,000,000
Acquisitions	13,600,000
Currency translation	(5,500,000)	(19,400,000)
Goodwill, Ending Balance	552,700,000	544,600,000	564,000,000
Goodwill, net of accumulated impairment losses, Ending Balance	$ 552,700,000	$ 544,600,000	$ 564,000,000